STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
7. STOCKHOLDERS’ EQUITY

On July 7, 2015, the Board granted  300,000 shares of fully vested common stock to a third party for consulting services. The shares were subsequently issued on August 26, 2015 and the Company fair valued the shares at grant date and  recorded $186,000 as share-based  compensation expense during the three months ended September 30, 2015.